Shareholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Shareholders' Equity
Shareholders' Equity of the General Partner and Partners' Capital of the Partnership
General Partner
The General Partner periodically uses the public equity markets to fund the development and acquisition of additional rental properties or to pay down debt. The proceeds of these offerings are contributed to the Partnership in exchange for an additional interest in the Partnership.
In January 2013, the General Partner completed a public offering of 41.4 million common shares at an issue price of $14.25 per share, resulting in gross proceeds of $590.0 million and, after deducting underwriting fees and estimated offering costs, net proceeds of approximately $571.9 million. A portion of the net proceeds from this offering were used to repay all of the outstanding borrowings under the Partnership's existing revolving credit facility, which had an outstanding balance of $285.0 million at December 31, 2012, and the remaining proceeds were used to redeem all of the General Partner's outstanding 8.375% Series O Cumulative Redeemable Preferred Shares ("Series O Shares") and for general corporate purposes.
Throughout 2013, the General Partner issued 4.8 million shares of common stock pursuant to its at the market equity program, generating gross proceeds of approximately $79.3 million and, after deducting commissions and other costs, net proceeds of approximately $77.8 million. The proceeds from these offerings were used for general corporate purposes, which include the funding of development costs.
In February 2013, the General Partner redeemed all of the outstanding shares of its Series O Shares at their liquidation amount of $178.0 million. Original offering costs of $5.9 million were included as a reduction to net income attributable to common shareholders in conjunction with the redemption of these shares.
Throughout 2012, the General Partner issued 22.7 million shares of common stock pursuant to its at the market equity program, generating gross proceeds of approximately $322.2 million and, after considering commissions and other costs, net proceeds of approximately $315.3 million. The proceeds from these offerings were used for acquisitions, general corporate purposes and redemption of preferred shares and fixed rate secured debt
In March 2012, the General Partner redeemed all of the outstanding shares of its 6.950% Series M Cumulative Redeemable Preferred Shares at a liquidation amount of $168.3 million. Offering costs of $5.7 million were included as an increase to net loss attributable to common shareholders in conjunction with the redemption of these shares.
In July 2011, the General Partner redeemed all of the outstanding shares of its 7.250% Series N Cumulative Redeemable Preferred Shares at a liquidation amount of $108.6 million. Offering costs of $3.6 million were included as a reduction to net income attributable to common shareholders in conjunction with the redemption of these shares.
In February 2011, the General Partner repurchased 80,000 shares of its Series O Shares. The Series O Shares that were repurchased had a total redemption value of $2.0 million and were repurchased for $2.1 million. An adjustment of approximately $163,000, which included a ratable portion of original issuance costs, was included as a reduction to net income attributable to common shareholders.
The following series of preferred shares were outstanding as of December 31, 2013 (in thousands, except percentage data):

Description	Shares Outstanding	Dividend Rate	Optional Redemption Date	Liquidation Preference
Series J Preferred	396	6.625%	August 29, 2008	$99,058
Series K Preferred	598	6.500%	February 13, 2009	$149,550
Series L Preferred	796	6.600%	November 30, 2009	$199,075

All series of preferred shares require cumulative distributions and have no stated maturity date (although the General Partner may redeem all such preferred shares on or following their optional redemption dates at its option, in whole or in part).

Partnership
For each common share or preferred share that the General Partner issues, the Partnership issues a corresponding General Partner Unit or Preferred Unit, as applicable, to the General Partner in exchange for the contribution of the proceeds from the stock issuance. Similarly, when the General Partner redeems or repurchases common shares or preferred shares, the Partnership redeems the corresponding Common Units or Preferred Units held by the General Partner at the same price.